Share-Based Payments - Restricted stock units (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares on conversion (in shares)	1
Total share based payment expense	$ 128	$ 147	$ 164
Restricted stock units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares on conversion (in shares)	1
Vesting period (in years)	4 years
Vesting percentage	25.00%
Total share based payment expense	$ 115	$ 88	$ 69
Restricted stock units (RSUs) | Non-executive director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)	1 year	4 years
Vesting percentage		25.00%
Holding period (in years)	3 years